Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcovit-20200214_SupplementTextBlock
PIMCO Variable Insurance Trust
Supplement Dated February 14, 2020 to the Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus, each dated April 30, 2019, each as supplemented from time to time (the "Prospectuses")
Disclosure Related to the PIMCO Global Core Bond (Hedged) Portfolio (the "Portfolio")
Effective April 30, 2020, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in the Prospectuses is deleted in its entirety and replaced by the following:
The Portfolio may invest in securities and instruments that are economically tied to emerging market countries in an amount up to 5% of its total assets above the level of those types of securities and instruments represented in the Bloomberg Barclays Global Aggregate (U.S. Dollar-Hedged) Index.
PIMCO Variable Insurance Trust
Supplement Dated February 14, 2020 to the PIMCO Global Core Bond (Hedged) Portfolio Administrative Class Prospectus, PIMCO Global Core Bond (Hedged) Portfolio Institutional Class Prospectus, and PIMCO Global Core Bond (Hedged) Portfolio Advisor Class Prospectus, each dated April 30, 2019, each as supplemented from time to time (the "Prospectuses")
Disclosure Related to the PIMCO Global Core Bond (Hedged) Portfolio (the "Portfolio")
Effective April 30, 2020, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in the Prospectuses is deleted in its entirety and replaced by the following:
The Portfolio may invest in securities and instruments that are economically tied to emerging market countries in an amount up to 5% of its total assets above the level of those types of securities and instruments represented in the Bloomberg Barclays Global Aggregate (U.S. Dollar-Hedged) Index.

(PIMCO Global Core Bond (Hedged) Portfolio Administrative Class - Supplement) | (PIMCO Global Core Bond (Hedged) Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio may invest in securities and instruments that are economically tied to emerging market countries in an amount up to 5% of its total assets above the level of those types of securities and instruments represented in the Bloomberg Barclays Global Aggregate (U.S. Dollar-Hedged) Index.

(PIMCO Global Core Bond (Hedged) Portfolio Institutional Class - Supplement) | (PIMCO Global Core Bond (Hedged) Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio may invest in securities and instruments that are economically tied to emerging market countries in an amount up to 5% of its total assets above the level of those types of securities and instruments represented in the Bloomberg Barclays Global Aggregate (U.S. Dollar-Hedged) Index.

(PIMCO Global Core Bond (Hedged) Portfolio Advisor Class - Supplement) | (PIMCO Global Core Bond (Hedged) Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio may invest in securities and instruments that are economically tied to emerging market countries in an amount up to 5% of its total assets above the level of those types of securities and instruments represented in the Bloomberg Barclays Global Aggregate (U.S. Dollar-Hedged) Index.